S000089317 [Member] Average Annual Total Returns		12 Months Ended	13 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Morningstar Muni National Intermediate Category (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	3.54%
Performance Inception Date			Dec. 16, 2024
Bloomberg 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.18%	4.22%
Performance Inception Date			Dec. 16, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	4.77%
Performance Inception Date			Dec. 16, 2024
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	4.56%
Performance Inception Date			Dec. 16, 2024
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	4.31%
Performance Inception Date			Dec. 16, 2024

[1]	Secondary benchmark index that the Advisor believes more closely reflects the market segments in which the APA Enhanced Income Municipal Fund invests.